SCHEDULE OF INVESTMENTS
Ivy Securian Real Estate Securities Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc., Class A	17	$1,432

Total Consumer Discretionary - 0.5%		1,432
Real Estate
Diversified REITs – 3.0%
STORE Capital Corp.	183	4,352
VEREIT, Inc.	828	5,324

		9,676

Health Care REITs – 9.8%
Healthcare Trust of America, Inc., Class A	182	4,819
Healthpeak Properties, Inc.	368	10,136
Omega Healthcare Investors, Inc.	117	3,469
Physicians Realty Trust	100	1,754
Ventas, Inc.	63	2,308
Welltower, Inc.	180	9,336

		31,822

Hotel & Resort REITs – 2.1%
Host Hotels & Resorts, Inc.	322	3,474
Park Hotels & Resorts, Inc.	194	1,918
RLJ Lodging Trust	158	1,493

		6,885

Industrial REITs – 15.4%
Duke Realty Corp.	389	13,749
First Industrial Realty Trust, Inc.	177	6,812
ProLogis, Inc.	318	29,664

		50,225

Office REITs – 9.7%
Alexandria Real Estate Equities, Inc.	77	12,492
Boston Properties, Inc.	83	7,465
Cousins Properties, Inc.(A)	189	5,651
Highwoods Properties, Inc.	86	3,196
Kilroy Realty Corp.	48	2,839

		31,643

Residential REITs – 21.0%
American Homes 4 Rent	341	9,175
Apartment Investment and Management Co., Class A	37	1,385
AvalonBay Communities, Inc.	59	9,161
Camden Property Trust	87	7,936
Equity Lifestyle Properties, Inc.	64	3,999
Equity Residential	66	3,881
Essex Property Trust, Inc.	25	5,701
Invitation Homes, Inc.	337	9,278
Mid-America Apartment Communities, Inc.	39	4,426
Sun Communities, Inc.	51	6,879
UDR, Inc.	171	6,384

		68,205

Retail REITs – 8.6%
Agree Realty Corp.	67	4,416
Brixmor Property Group, Inc.	294	3,764
Realty Income Corp.	128	7,628
Regency Centers Corp.	59	2,717
Simon Property Group, Inc.	68	4,675
Taubman Centers, Inc.	66	2,492
Weingarten Realty Investors	130	2,453

		28,145

Specialized REITs – 27.8%
American Tower Corp., Class A	13	3,361
Crown Castle International Corp.	10	1,640
CubeSmart	82	2,216
CyrusOne, Inc.	117	8,483
Digital Realty Trust, Inc.	87	12,378
Equinix, Inc.	40	27,852
Extra Space Storage, Inc.	51	4,674
Four Corners Property Trust, Inc.	56	1,374
Gaming and Leisure Properties, Inc.	109	3,774
Public Storage, Inc.	60	11,436
QTS Realty Trust, Inc., Class A	91	5,800
VICI Properties, Inc.	361	7,282

		90,270

Total Real Estate - 97.4%		316,871

TOTAL COMMON STOCKS – 97.9%		$318,303
(Cost: $231,060)

SHORT-TERM SECURITIES
Money Market Funds (B) – 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	5,343	5,343

TOTAL SHORT-TERM SECURITIES – 1.6%		$5,343
(Cost: $5,343)

TOTAL INVESTMENT SECURITIES – 99.5%		$323,646
(Cost: $236,403)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,587

NET ASSETS – 100.0%		$325,233

Notes to Schedule of Investments

(A) Listed on an exchange outside the United States.

(B) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$318,303	$—	$—
Short-Term Securities	5,343	—	—

Total	$323,646	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,403

Gross unrealized appreciation	96,106

Gross unrealized depreciation	(8,863)

Net unrealized appreciation	$87,243